Discontinued Operations - (net assets at the dates of disposal) (Details) $ in Thousands, $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2020 HKD ($)	Apr. 25, 2019 USD ($)	Apr. 25, 2019 HKD ($)	Dec. 31, 2018 USD ($)	Jun. 07, 2018 USD ($)	Jun. 07, 2018 HKD ($)
Cash		$ 35
CSL
Cash		2				$ 5
Advances to suppliers		44				45
Goodwill		12,831				12,831
Intangible assets		16,402				16,402
Long-live asset subtotal		16,402				16,402
Other payables, accrued liabilities and customer deposits		(185)				(182)
Deferred tax liabilities		(4,100)				$ (4,100)
Net assets upon disposal		$ 24,994
Ownership interest transferred		51.00%
Interests in net assets being disposed of		$ 12,747
Consideration		12,750		$ 12,750	$ 99,450		$ 16,170	$ 126,130
Gain (Loss) on disposal of subsidiary		3
Boca International Limited
Cash	$ 2	35
Accounts receivable, net	186	25
Operating lease right-of-use assets, net	95	95
Other receivables and prepayments	37	37
Plant and equipment, net	2,837
Intangible assets	2,063	2,377
Long-live asset subtotal	4,900	5,271
Other payables, accrued liabilities and customer deposits	(4,235)	(4,274)
Operating lease liabilities	(97)
Deferred tax liabilities	(516)	$ (594)
Net assets upon disposal	$ 372
Ownership interest transferred	51.00%
Interests in net assets being disposed of	$ 189
Consideration	187		$ 1,460				$ 23,700	$ 184,840
Gain (Loss) on disposal of subsidiary	$ (2)